Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 2, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:          Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
WBI Absolute Return Balanced Fund (S000030922)
WBI Absolute Return Dividend Growth Fund (S000030923)
WBI Absolute Return Balanced Plus Fund (S000041003)
WBI Absolute Return Dividend Income Fund (S000041004)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, WBI Absolute Return Balanced Fund, WBI Absolute Return Dividend Growth Fund, WBI Absolute Return Balanced Plus Fund and WBI Absolute Return Dividend Income Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated March 30, 2015, and filed electronically as Post-Effective Amendment No. 648 to the Trust’s Registration Statement on Form N-1A on March 30, 2015.

If you have any questions concerning the foregoing, please contact the undersigned at (414) 765-6611.

Sincerely,

/s/Michelle M. Nelson
Michelle M. Nelson, Esq.
Secretary
Advisors Series Trust

Enclosures